Equity Investments in Associates (Tables)	12 Months Ended
Dec. 31, 2012
EQUITY INVESTMENTS IN ASSOCIATES [Abstract]
Schedule of Equity Investments

	December 31,
	2011	2012
	US$	US$
Equity method investments
Beijing Feiliu (Note 4)	1,182	—
Beijing NQ Guotai Investment Management Limited Partnership	—	—

Sub-total	1,182	—
Cost method investments	—
Pansi Infinity (Beijing) Technology Co., Ltd	—	2,864
Shifang Huida Technology Co., Ltd	—	2,386
Hesine Technologies International Worldwide Inc	—	6,416
SIINE., Ltd	—	600
Shanghai Yinlong Information and Technology Co., Ltd	—	1,712

Sub-total	—	13,978

Total	1,182	13,978

Aggregate Cost Allocation of Equity Method Investment

Allocated Value
US$
Share of net tangible assets acquired	151
Goodwill	856

Investment in Beijing Feiliu	1,007

Change in Equity Method Investment

Beijing Feiliu
US$
Balance as of December 31, 2010	1,012
Share of profit in equity investment	119
Cumulative translation difference	51

Balance as of December 2011	1,182
Share of profit in equity investment	543
Gain from change in interest in an associate	943
Re-measurement gain in equity investment	2,882
Cumulative translation difference	18

Balance as of November 30 2012	5,568
Eliminated as a result of the acquisition of Feiliu	(5,568)

Balance as of December 31, 2012	—

Change in Cost Method Investment

Investment
US$
Balance as of December 31, 2011	—
Investment in Pansi Infinity (Beijing) Technology Co., Ltd	2,864
Investment in Shifang Huida Technology Co., Ltd	2,386
Investment in Hesine Technologies International Worldwide Inc	6,416
Investment in SIINE., Ltd	600
Investment in Shanghai Yinlong Information and Technology Co., Ltd	1,712

Balance as of December 31, 2012	13,978